Consolidated Statements of Cash Flows - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Loss for the year	₪ (36,784)	₪ (72,793)	₪ (63,533)
Taxes paid	306	(12,887)	(7,611)
Adjustments required to present cash flows from operating activities (A)	53,319	18,754	17,513
Net cash provided by (used in) operating activities	16,841	(66,926)	(53,631)
Cash flows from investing activities
Purchase of property, plant and equipment	(3,549)	(4,376)	(2,619)
Loans granted (Note 12B)	(545)	(928)	(5,159)
Increase in restricted cash	(909)	(465)	(60)
Decrease in restricted cash	212	9,053	4,650
Acquisition of Subsidiaries, net of cash acquired (Note 8)	(114)	1,108
Deconsolidation of subsidiaries, net of cash (Note 8)	2,430	(253)
Investments in equity accounted investee	(651)
Brand acquisition		(450)
Repayment of loans granted	196	14,000	11,291
Proceeds from sales of property, plant and equipment			25
Interest received	939		845
Payments of contingent consideration			(4,200)
Net cash provided by (used in) investing activities	(1,991)	17,689	4,773
Cash flows from financing activities
Receipt on account of shares and warrants (Note 18I)		34,000
Issuance of shares and warrants (Note 18I)	1,500
Lease payments	(5,007)	(5,460)	(4,713)
Receipt of loans from banks	10,150	188,441	62,726
Repayment of loans from banks	(45,272)	(175,238)	(119,919)
Dividend distribution to non-controlling interests		(98)
Repayment of loan from related party			(76)
Receipt of loan from related party and controlling shareholder	11,000
Interest paid	(19,029)	(15,190)	(20,907)
Net cash provided by (used in) financing activities	(46,658)	26,455	(82,889)
Decrease in cash and cash equivalents	(31,808)	(22,782)	(131,747)
Exchange differences in respect of balances of cash and cash equivalents	(44)	(39)	297
Balance of cash and cash equivalents at beginning of year	78,318	101,139	232,589
Balance of cash and cash equivalents at end of year	46,466	78,318	101,139
Adjustments to items in the Consolidated Statements of Profit or Loss and Other Comprehensive Income:
Gain from deconsolidation of subsidiaries	3,266	(1,326)
Impairment losses on property, plant and equipment			4,589
Impairment losses on goodwill			63,101
Changes in loan measured at fair value through profit or loss			2,330
Depreciation	17,148	15,371	13,166
Share-based payment (Note 18M)	2,429	2,281	2,592
Changes in the fair value of financial assets through profit or loss, net	2,149	(371)	661
Finance expenses, net	16,859	20,115	19,718
Remeasurement of contingent consideration			1,067
Tax expense (benefit)	(7,319)	(14,530)	2,248
Loss on sale of property, plant and equipment		394	412
Changes in loan from non-controlling interest			(1,014)
Gain in respect of acquisition of a subsidiary		(202)
Change in liabilities in respect of employee benefits, net	(92)	132	(184)
Change in consideration payable in shares		6,082
Total Adjustments of comprehensive income	34,440	27,946	108,686
Changes in assets and liabilities items:
Decrease (increase) in trade receivables	30,843	8,427	(23,492)
Increase (decrease) in other receivables	(21,551)	4,837	(64,918)
Decrease (increase) in inventory	10,981	(13,237)	34,664
Decrease (increase) in biological assets	4,966	(4,201)	5,543
Increase in trade payables	(8,816)	(8,900)	(47,627)
Increase in other payables	2,456	3,882	4,657
Total of changes in assets and liabilities	18,879	(9,192)	(91,173)
Total Adjustments to reconcile profit (loss)	53,319	18,754	17,513
B) Material non-cash activities
Disposal (acquisition) of subsidiary, net of cash against share issuance (Note 8)		(8,098)
Deconsolidation of subsidiaries, net of cash (Note 8)		1,020
Purchase of property, plant and equipment	10,384	5,970	7,364
Additions to right-of-use assets	767	6,733	2,976
Issuance of shares and warrants	34,000
De-recognition of non-controlling interests			₪ 13,561
Aggregate cash flows derived for result of acquisitions
Trade and other receivables	114	3,325
Inventory and biological assets		2,622
Property, plant, equipment and right-of-use asset	85	10,199
Trade and other payables	(294)	(13,585)
Short term loan	25	198
Short term loan to related parties
Goodwill	184	7,939
Issuance of shares		(8,098)
Non-controlling interests
Contingent consideration
Deferred consideration
Lease liability		(3,506)
Financial assets measured at fair value through profit or loss		(202)
Total acquisition of subsidiary, net of cash	114	(1,108)
Aggregate cash flows derived for result of disposal of subsidiaries
Trade and other receivables	(3,661)	(4,468)
Inventory and biological assets	(1,317)	(1,351)
Property, plant, equipment and right-of-use asset	(69)	(3,601)
Trade and other payables	2,478	4,638
Short term loan		1,020
Goodwill	(5,586)	(4,548)
Issuance of shares	1,341	1,020
Payables for deferred consideration due to acquisitions		4,080
Non-controlling interests	1,118	1,941
Contingent consideration		120
Loss (gain)	3,266	(1,326)
Total disposal of subsidiary, net of cash	₪ (2,430)	₪ (2,475)